Financial risk - Non-traded market risk (Details) $ in Millions	12 Months Ended
	Sep. 30, 2021 AUD ($)	Sep. 30, 2020 AUD ($)
Non-traded market risk
Time horizon for modelling of interest rate scenarios	3 years
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	3.35%	(0.27%)
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 63.7	$ 202.4
Maximum
Non-traded market risk
Variance from current market yield used in modelling interest rate scenarios	2
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	3.35%	3.09%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 224.3	$ 219.7
Minimum
Non-traded market risk
Variance from current market yield used in modelling interest rate scenarios	1
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	(0.12%)	(1.22%)
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 59.7	$ 31.0
Average
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.04%	(0.25%)
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 127.8	$ 126.7
Parent Entity
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	2.86%	(0.38%)
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 60.0	$ 208.0
Parent Entity | Maximum
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	2.86%	2.35%
Parent Entity | Minimum
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	(0.30%)	(0.89%)
Parent Entity | Average
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	0.51%	(0.10%)